                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-4103

                        Seligman High Income Fund Series
               (Exact name of Registrant as specified in charter)

                                 100 Park Avenue
                            New York, New York 10017
               (Address of principal executive offices) (Zip code)

                                Lawrence P. Vogel
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 850-1864

Date of fiscal year end:          12/31

Date of reporting period:         6/30/05

ITEM 1.  REPORTS TO STOCKHOLDERS.

Seligman
High-Yield Bond Series

Mid-Year Report
June 30, 2005

Seeking to Maximize
Current Income by
Investing in a Diversified
Portfolio of High-Yielding
Corporate Bonds

J. & W. SELIGMAN & CO.
INCORPORATED ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Seligman
141 Years of Investment Experience

J. & W. Seligman Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 141 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

Your mid-year report for Seligman High-Yield Bond Series follows this letter. This report contains the Fund’s investment results and financial statements, as well as a portfolio of investments.

For the six months ended June 30, 2005, the Fund delivered a total return of 0.55% based on the net asset value of Class A shares. During the same time period, the Fund’s benchmarks, the Lipper High Current Yield Funds Average and the Citigroup US High-Yield Market Index, returned 0.27% and 0.82%, respectively.

We are pleased to announce that, effective April 28, 2005, J. Eric Misenheimer joined Seligman as the Fund’s Portfolio Manager. Mr. Misenheimer was previously Senior Vice President and Director of Taxable High-Yield for Northern Trust Global Investments and served as portfolio manager of the Northern High-Yield Fixed Income Fund.

A special meeting of shareholders has been scheduled for September 27, 2005. The proposals to be considered at such meeting are described in a proxy statement that has been mailed to all shareholders of record as of July 5, 2005.

We appreciate your continued support of Seligman High-Yield Bond Series and look forward to serving your investment needs for many years to come.

By Order of the Trustees,

William C. Morris
Chairman

Brian T. Zino
President

August 10, 2005

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450	Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777	Retirement Plan
100 Park Avenue	New York, NY 10017		Services
New York, NY 10017		(212) 682-7600	Outside the
	General Counsel		United States
General Distributor	Sullivan & Cromwell LLP	(800) 622-4597	24-Hour Automated
Seligman Advisors, Inc.			Telephone Access
100 Park Avenue	Independent Registered		Service
New York, NY 10017	Public Accounting Firm
Deloitte & Touche LLP

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of Seligman High-Yield Bond Series (the “Fund”) and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. The return from inception for Class B shares reflects automatic conversion to Class A shares approximately eight years after inception date. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class I shares do not have sales charges.

[1]

The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Seligman Portfolios’ prospectus.

Performance and Portfolio Overview

Investment Results
Total Returns
For Periods Ended June 30, 2005

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class B Since Inception 4/22/96		Class C Since Inception 5/27/99	Class I Since Inception 11/30/01	Class R Since Inception 4/30/03

Class A

With Sales Charge	(4.36)%	2.99%	(1.78)%	2.55%	n/a		n/a	n/a	n/a

Without Sales Charge	0.55	8.15	(0.81)	3.06	n/a		n/a	n/a	n/a

Class B

With CDSC†	(4.66)	2.68	(1.79)	n/a	n/a		n/a	n/a	n/a

Without CDSC	0.19	7.68	(1.54)	n/a	1.31	%†††	n/a	n/a	n/a

Class C

With Sales Charge and CDSC††	(1.61)	5.74	(1.73)	n/a	n/a		(2.05)%	n/a	n/a

Without Sales Charge and CDSC	0.48	7.67	(1.53)	n/a	n/a		(1.89)	n/a	n/a

Class D

With 1% CDSC	(0.50)	6.67	n/a	n/a	n/a		n/a	n/a	n/a

Without CDSC	0.48	7.67	(1.53)	2.31	n/a		n/a	n/a	n/a

Class I	1.06	8.92	n/a	n/a	n/a		n/a	6.41%	n/a

Class R

With 1% CDSC	(0.25)	7.20	n/a	n/a	n/a		n/a	n/a	n/a

Without CDSC	0.72	8.20	n/a	n/a	n/a		n/a	n/a	8.49%

Lipper High Current Yield Funds Average**	0.27	8.94	5.47	5.85	5.31	#	4.32	8.78	10.38

Citigroup US High-Yield Market Index**	0.82	10.38	7.70	7.28	7.05	##	5.99 ###	10.44	11.41

See footnotes on page 4.

Performance and Portfolio Overview

				Dividend Per Share and Yield Information
Net Asset Value Per Share				For Periods Ended June 30, 2005

	6/30/05	12/31/04	6/30/04	Dividendsø	SEC 30-Day Yieldsøø

Class A	$3.40	$3.51	$3.39	$0.1277	6.09%

Class B	3.41	3.52	3.39	0.1152	5.59

Class C	3.42	3.52	3.40	0.1152	5.57

Class D	3.42	3.52	3.40	0.1152	5.63

Class I	3.40	3.51	3.39	0.1349	6.82

Class R	3.41	3.51	3.39	0.1235	6.17

*	Returns for periods of less than one year are not annualized.
**

The Citigroup US High-Yield Market Index (Citigroup Index) and the Lipper High Current Yield Funds Average (Lipper Average) are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and sales charges, and the Citigroup Index also excludes the effect of fees. The Lipper Average is an average of funds that aim at high (relative) current yield from fixed income securities, has no quality or maturity restrictions, and tend to invest in lower-grade debt instruments. The Citigroup Index captures the performance of below investment-grade debt issues of corporations domiciled in the United States or Canada. Investors cannot invest directly in an average or an index.

ø	Represents per share amount paid or declared during the period ended June 30, 2005.
øø	Current yield, representing the annualized yield for the 30-day period ended June 30, 2005, has been computed in accordance with SEC regulations and will vary.
†	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
††	The CDSC is 1% for periods up to 18 months.
†††	Return from inception of Class B shares reflects automatic conversion to Class A shares approximately eight years after inception date.
#	From April 25, 1996.
##	From April 30, 1996.
###	From May 31, 1999.

Performance and Portfolio Overview

Largest Industries
June 30, 2005

Largest Portfolio Changes

During Past Six Months

Largest Purchases	Largest Sales

Williams Companies 7.5%, 1/15/2031*	Huntsman ICI Chemicals 10.125%, 7/1/2009

Coventry Health Care 8.125%, 2/15/2012*	Calpine 9.625%, 9/30/2014**

Chesapeake Energy 7%, 8/15/2014*	Crown Castle International 10.75%, 8/1/2011**

Denny’s 10%, 10/1/2012	Charter Communications 0% (11.75%), 5/15/2011**

Intrawest 7.5%, 10/15/2013	Rite Aid 8.125%, 5/1/2010

HCA-The Healthcare 6.375%, 1/15/2015*	SBA Telecommunications 0% (9.75%), 12/15/2011

Ainsworth Lumber 7.25%, 10/1/2012	AK Steel 7.875%, 2/15/2009**

CITGO Petroleum 6%, 10/15/2011*	Williams Companies 8.125%, 3/15/2012**

Frontier Oil 6.625%, 10/1/2011	Hollywood Entertainment 9.625%, 3/15/2011**

AK Steel 7.75%, 6/15/2012*	Georgia-Pacific 7.5%, 5/15/2006

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

Performance and Portfolio Overview

Top Ten Companies
June 30, 2005

Security	Value	Percent of Net Assets

Dex Media	$11,522,250	2.3

Qwest Services	10,643,000	2.1

AES	7,280,000	1.4

United States Steel	6,500,450	1.3

Williams Companies	6,361,875	1.3

SBA Telecommunications	6,135,525	1.2

Edison Mission Energy	5,849,594	1.2

Pilgrim’s Pride	5,798,000	1.1

El Paso	5,563,125	1.1

Western Financial Bank	5,557,125	1.1

The amounts shown for the top ten companies represent the value of the Fund’s investments in securities of all types issued by the companies or their affiliates.

Ratings§ June 30, 2005		Weighted Average Maturity

	Moody’s	7.38 years

Aaa	0.8%

Ba	20.1

B	59.4

Caa	17.9

Ca	0.4

Non-rated	1.4

§ Credit ratings are those issued by Moody’s Investors Services, Inc. (“Moody’s”). Percentages are based on the market values of long-term holdings.

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2005 and held for the entire six-month period ended June 30, 2005.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

	Beginning Account Value 1/1/05	Annualized Expense Ratio*	Ending Account Value 6/30/05	Expenses Paid During Period** 1/1/05 to 6/30/05	Ending Account Value 6/30/05	Expenses Paid During Period** 1/1/05 to 6/30/05

Class A	$1,000.00	1.35%	$1,005.50	$6.71	$1,018.10	$6.76

Class B	1,000.00	2.10	1,001.90	10.42	1,014.38	10.49

Class C	1,000.00	2.10	1,004.80	10.44	1,014.38	10.49

Class D	1,000.00	2.10	1,004.80	10.44	1,014.38	10.49

Class I	1,000.00	1.00	1,010.60	4.99	1,019.84	5.01

Class R	1,000.00	1.61	1,007.20	8.01	1,016.81	8.05

*

Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges.

**

Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2005 to June 30, 2005, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolio of Investments
June 30, 2005

	Principal Amount	Value
Corporate Bonds 93.5%

Aerospace 2.6%

Hexcel 6.75%, 2/1/2015	$2,825,000	$2,839,125

K&F Acquisition 7.75%, 11/15/2014	2,450,000	2,517,375

Sequa 9%, 8/1/2009	4,550,000	5,039,125

TD Funding 8.375%, 7/15/2011	2,650,000	2,822,250

		13,217,875

Auto 2.5%

Goodyear Tire & Rubber 7.857%, 8/15/2011	4,450,000	4,349,875

Stoneridge 11.5%, 5/1/2012	2,675,000	2,741,875

Tenneco Automotive 10.25%, 7/15/2013	1,775,000	2,014,625

TRW Automotive Acquisition 9.375%, 2/15/2013	3,000,000	3,337,500

		12,443,875

Broadcasting 1.3%

Nextmedia Operating 10.75%, 7/1/2011	3,625,000	3,955,781

Sinclair Broadcast Group 8%, 3/15/2012	2,300,000	2,369,000

		6,324,781

Building Products 1.0%

Associated Materials 9.75%, 4/15/2012	2,775,000	2,886,000

Texas Industries:

10.25%, 6/15/2011	1,775,000	2,065,656

7.25%, 7/15/2013*	100,000	103,000

		5,054,656

Cable 3.2%

Charter Communications Holdings:

8.625%, 4/1/2009	2,700,000	2,018,250

10.25%, 9/15/2010	5,300,000	5,386,125

CSC Holdings 7.875%, 12/15/2007	3,725,000	3,864,688

Insight Midwest/Insight Capital 10.5%, 11/1/2010	2,475,000	2,635,875

Mediacom Broadband 11%, 7/15/2013	2,200,000	2,392,500

		16,297,438

Capital Goods 3.0%

Blount 8.875%, 8/1/2012	2,550,000	2,741,250

Columbus McKinnon 10%, 8/1/2010	2,675,000	2,915,750

JLG Industries 8.375%, 6/15/2012	1,425,000	1,492,688

NMHG Holding 10%, 5/15/2009	2,050,000	2,162,750

Norcross Safety Products 9.875%, 8/15/2011	3,100,000	3,255,000

Park-Ohio Industries 8.375%, 11/15/2014	3,050,000	2,737,375

		15,304,813

See footnotes on page 14.

Portfolio of Investments
June 30, 2005

	Principal Amount	Value
Chemicals 8.4%

ARCO Chemical 9.8%, 2/1/2020	$4,500,000	$5,062,500

Huntsman ICI Chemicals 10.125%, 7/1/2009	5,000	5,169

Huntsman International 7.375%, 1/1/2015*	4,025,000	3,994,813

International Specialty Holdings 10.625%, 12/15/2009	4,125,000	4,455,000

KI Holdings 0% (9.875%†), 11/15/2014*	2,700,000	1,579,500

Koppers 9.875%, 10/15/2013	1,750,000	1,898,750

Lyondell Chemical 11.125%, 7/15/2012	1,800,000	2,052,000

Millennium America 9.25%, 6/15/2008	2,825,000	3,072,188

Nalco Finance Holdings 0% (9%†), 2/1/2014	4,445,000	3,305,969

Polyone 10.625%, 5/15/2010	2,650,000	2,815,625

Resolution Performance Products 9.5%, 4/15/2010	3,525,000	3,648,375

Rockwood Specialties Group 10.625%, 5/15/2011	3,525,000	3,903,938

Terra Capital 11.5%, 6/1/2010	3,283,000	3,759,035

UAP Holding 0% (10.75%†), 7/15/2012	3,600,000	2,970,000

		42,522,862

Consumer Products 2.6%

Jostens:

7.625%, 10/1/2012	1,775,000	1,761,687

0% (10.25%†), 12/1/2013*	5,425,000	3,851,750

Playtex Products 9.375%, 6/1/2011	1,775,000	1,877,063

Rayovac 8.5%, 10/1/2013	3,575,000	3,753,750

R.J. Reynolds 7.3%, 7/15/2015*	1,800,000	1,809,000

		13,053,250

Containers 3.0%

BWAY 10%, 10/15/2010	2,675,000	2,775,312

Crown Cork & Seal 8%, 4/15/2023	4,475,000	4,385,500

Owens-Illinois:

7.5%, 5/15/2010	3,600,000	3,798,000

7.8%, 5/15/2018	4,025,000	4,246,375

		15,205,187

Containers and Packaging 0.6%

AEP Industries 7.875%, 3/15/2013*	2,800,000	2,820,199

Diversified Telecommunication 2.6%

Qwest Services 13.5%, 12/15/2010	9,175,000	10,643,000

Qwest 7.875%, 9/1/2011*	2,500,000	2,618,750

		13,261,750

See footnotes on page 14.

Portfolio of Investments
June 30, 2005

	Principal
	Amount	Value
Electric 2.3%

Aquila, Inc. 14.875%, 7/1/2012	$1,800,000	$2,367,000

CMS Energy 7.5%, 1/15/2009	2,700,000	2,855,250

MSW Energy Holdings 8.5%, 9/1/2010	2,475,000	2,629,687

Nevada Power 8.25%, 6/1/2011	1,800,000	2,038,500

Sierra Pacific 8.625%, 3/15/2014	1,800,000	1,998,000

		11,888,437

Energy 6.1%

Citgo Petroleum 6%, 10/15/2011*	3,600,000	3,609,000

Dynegy Holdings 8.75%, 2/15/2012	1,925,000	2,107,875

Dynergy 7.125%, 5/15/2018	1,800,000	1,723,500

El Paso 7.875%, 6/15/2012	5,375,000	5,563,125

El Paso Production Holdings 7.75%, 6/1/2013	4,550,000	4,879,875

Frontier Oil 6.625%, 10/1/2011*	3,500,000	3,622,500

Reliant Energy 6.75%, 12/15/2014	3,125,000	3,070,312

Williams Companies 7.5%, 1/15/2031	5,850,000	6,361,875

		30,938,062

Environmental 0.5%

Allied Waste North America 8.5%, 12/1/2008	2,400,000	2,529,000

Finance 1.1%

Western Financial Bank 9.625%, 5/15/2012	5,075,000	5,557,125

Food and Beverage 1.9%

Land O’ Lakes 8.75%, 11/15/2011	3,550,000	3,594,375

Pilgrim’s Pride 9.25%, 11/15/2013	5,200,000	5,798,000

		9,392,375

Food and Drug 1.0%

Rite Aid 8.125%, 5/1/2010	1,850,000	1,914,750

Roundy’s 8.875%, 6/15/2012*	3,125,000	3,234,375

		5,149,125

Gaming 2.7%

Harrah’s Operating 7.875%, 12/15/2005	925,000	941,188

Mandalay Resort Group 9.375%, 2/15/2010	2,750,000	3,086,875

MGM Grand 9.75%, 6/1/2007	3,950,000	4,300,563

Park Place Entertainment 9.375%, 2/15/2007	2,025,000	2,181,937

Station Casinos:

6%, 4/1/2012*	1,775,000	1,810,500

6.875%, 3/1/2016	1,350,000	1,393,875

		13,714,938

See footnotes on page 14.

Portfolio of Investments
June 30, 2005

	Principal
	Amount	Value
Health Care Facilities and Supplies 4.8%

Alliance Imaging 7.25%, 12/15/2012*	$3,575,000	$3,396,250

Coventry Health Care 8.125%, 2/15/2002	3,850,000	4,177,250

DaVita 7.25%, 3/15/2015*	2,575,000	2,658,688

Fisher Scientific 6.125%, 7/1/2015*	3,150,000	3,169,688

HCA-The Healthcare:

6.375%, 1/15/2015	3,525,000	3,666,381

7.5%, 11/6/2033	900,000	972,482

Healthsouth 8.375%, 10/1/2011	2,700,000	2,693,250

Universal Hospital Services 10.125%, 11/1/2011	3,525,000	3,577,875

		24,311,864

Industrial 0.9%

Reddy Ice Holdings 0% (10.5%†), 11/1/2012*	6,650,000	4,821,250

Leisure 2.1%

Intrawest 7.5%, 10/15/2013	3,525,000	3,635,156

Six Flags 8.875%, 2/1/2010	3,175,000	3,111,500

Town Sports International 9.625%, 4/15/2011	3,575,000	3,718,000

		10,464,656

Lodging 2.8%

Felcor Lodging 9%, 6/1/2011	2,625,000	2,880,937

Host Marriot:

9.5%, 1/15/2007	2,400,000	2,556,000

6.375%, 3/15/2015*	1,800,000	1,791,000

John Q. Hammons Hotels 8.875%, 5/15/2012	2,325,000	2,545,875

MeriStar Hospitality 9.125%, 1/15/2011	4,125,000	4,351,875

		14,125,687

Metals and Mining 6.6%

AK Steel 7.75%, 6/15/2012	3,500,000	2,975,000

Aleris International 9%, 11/15/2014	450,000	468,000

Earle M. Jorgensen 9.75%, 6/1/2012	3,050,000	3,309,250

Gerdau AmeriSteel 10.375%, 7/15/2011	3,500,000	3,815,000

IMCO Recycling 10.375%, 10/15/2010	3,575,000	3,941,437

Neenah Foundry 11%, 9/30/2010	3,950,000	4,305,500

Novelis 7.25%, 2/15/2015*	2,700,000	2,723,625

Ryerson Tull 8.25%, 12/15/2011*	2,000,000	1,750,000

UCAR Finance 10.25%, 2/15/2012	3,475,000	3,674,813

United States Steel 10.75%, 8/1/2008	5,830,000	6,500,450

		33,463,075

Oil and Gas Exploration and Production 0.8%

Chesapeake Energy 7%, 8/15/2014	4,050,000	4,313,250

See footnotes on page 14.

Portfolio of Investments
June 30, 2005

	Principal
	Amount	Value
Oil Equipment 0.1%

Ocean Rig 8.375%, 7/1/2013*	$450,000	$457,875

Paper and Forest Products 5.0%

Ainsworth Lumber 7.25%, 10/1/2012*	3,500,000	3,351,250

Bowater 6.5%, 6/15/2013	1,800,000	1,786,500

Buckeye Technologies 8%, 10/15/2010	2,700,000	2,605,500

Caraustar Industries 9.875%, 4/1/2011	3,450,000	3,493,125

Georgia-Pacific:

7.5%, 5/15/2006	1,750,000	1,802,500

8.875%, 5/15/2031	2,775,000	3,447,937

Jefferson Smurfit 8.25%, 10/1/2012	4,250,000	4,292,500

Longview Fibre 10%, 1/15/2009	2,800,000	2,996,000

Newark Group 9.75%, 3/15/2014	1,800,000	1,665,000

		25,440,312

Publishing 4.2%

Dex Media 0% (9%†), 11/15/2013*	14,225,000	11,522,250

Houghton Mifflin 9.875%, 2/1/2013	4,425,000	4,745,812

Primedia 8.875%, 5/15/2011	4,850,000	5,104,625

		21,372,687

Railroads 0.5%

Progress Rail Services 7.75%, 4/1/2012	2,700,000	2,747,250

Restaurants 1.2%

Denny’s 10%, 10/1/2012*	3,575,000	3,735,875

Domino’s 8.25%, 7/1/2011	2,186,000	2,339,020

		6,074,895

Satellite 1.4%

DIRECTV Holdings 8.375%, 3/15/2013	1,771,000	1,970,238

EchoStar 5.75%, 10/1/2008	5,200,000	5,193,500

		7,163,738

Services 2.9%

Cenveo 9.625%, 3/15/2012	2,675,000	2,902,375

Corrections Corporation America 6.25%, 3/15/2013	2,550,000	2,543,625

Mobile Mini 9.5%, 7/1/2013	1,250,000	1,389,063

Petro Stopping 9%, 2/15/2012	2,700,000	2,727,000

Service Corporation International 7%, 6/15/2017*	2,700,000	2,787,750

Williams Scotsman:

9.875%, 6/1/2007	1,300,000	1,306,500

10%, 8/15/2008	900,000	994,617

		14,650,930

See footnotes on page 14.

Portfolio of Investments
June 30, 2005

	Principal
	Amount	Value
Stores 1.9%

Asbury Auto Group 9%, 6/15/2012	$3,575,000	$3,673,313

Central Garden & Pet 9.125%, 2/1/2013	2,675,000	2,889,000

J.C. Penney 7.4%, 4/1/2037	2,700,000	2,929,500

		9,491,813

Technology 1.1%

Corning 6.2%, 3/15/2016	2,575,000	2,701,378

Xerox 9.75%, 1/15/2009	2,625,000	2,995,781

		5,697,159

Textiles and Apparel 0.8%

Russell 9.25%, 5/1/2010	3,800,000	4,028,000

Tower 2.0%

American Tower:

9.375%, 2/1/2009	203,000	213,911

7.5%, 5/1/2012	3,600,000	3,861,000

SBA Telecommunications 0% (9.75%†), 12/15/2011	6,633,000	6,135,525

		10,210,436

Utilities 4.0%

AES 9.375%, 9/15/2010	6,400,000	7,280,000

Calpine:

8.25%, 8/15/2005	1,350,000	1,348,312

8.5%, 2/15/2011	2,700,000	1,863,000

Calpine Canada Energy 8.5%, 5/1/2008	900,000	652,500

Edison Mission Energy 7.73%, 6/15/2009	5,525,000	5,849,594

National Waterworks (Series B) 10.5%, 12/1/2012	1,775,000	2,005,750

Midland Funding 11.75%, 7/23/2005	1,247,545	1,251,272

		20,250,428

Wireless 4.0%

Alamosa Holdings 11%, 7/31/2010	4,000,000	4,505,000

Centennial Cellular Operating 10.75%, 12/15/2008	723,000	754,631

Centennial Communications 8.125%, 2/1/2014	2,590,000	2,771,300

Nextel Communications 7.375%, 8/1/2015	3,575,000	3,878,875

Nextel Partners:

12.5%, 11/15/2009	1,404,000	1,532,115

8.125%, 7/1/2011	1,750,000	1,907,500

Western Wireless 9.25%, 7/15/2013	4,550,000	5,204,062

		20,553,483

Total Corporate Bonds (Cost $455,855,321)		474,314,536

See footnotes on page 14.

Portfolio of Investments
June 30, 2005

	Principal Amount
	or Shares		Value
US Government Securities 0.8%

US Treasury Bond 5.375%, 2/15/2031 (Cost $4,061,971)	$3,450,000		$4,072,080

Preferred Stock 0.6%

Publishing 0.6%

Primedia 8.625% (Cost $2,622,000)	28,500	shs.	2,814,375

Fixed-Time Deposit 4.9%

Rabobank Nederland 3.35%, 7/1/2005 (Cost $24,982,000)	$24,982,000		24,982,000

Total Investments (Cost $487,521,292) 99.8%			506,182,991

Other Assets Less Liabilities 0.2%			1,145,411

Net Assets 100.0%			$507,328,402

*	The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933.
†	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements

Statement of Assets and Liabilities
June 30, 2005

Assets:

Investments, at value:

Corporate bonds (cost $455,855,321)	$474,314,536

US Government securities (cost $4,061,971)	4,072,080

Preferred stocks (cost $2,622,000)	2,814,375

Fixed-time deposit (cost $24,982,000)	24,982,000

Total investments (cost $487,521,292)	506,182,991

Cash	15

Receivable for securities sold	11,772,936

Receivable for dividends and interest	9,430,105

Receivable for shares of Beneficial Interest sold	97,868

Expenses prepaid to shareholder service agent	96,790

Other	23,012

Total Assets	527,603,717

Liabilities:

Payable for securities purchased	15,666,766

Payable for shares of Beneficial Interest repurchased	2,682,892

Dividends payable	1,129,849

Distribution and service fees payable	286,356

Management fee payable	273,475

Accrued expenses and other	235,977

Total Liabilities	20,275,315

Net Assets	$507,328,402

Composition of Net Assets:

Shares of Beneficial Interest, at par (unlimited shares authorized;
$0.001 par value; 148,824,123 shares outstanding):

Class A	$61,259

Class B	48,938

Class C	11,484

Class D	24,946

Class I	1,970

Class R	227

Additional paid-in capital	1,941,488,425

Dividends in excess of net investment income	(2,183,632)

Accumulated net realized loss	(1,450,786,914)

Net unrealized appreciation of investments	18,661,699

Net Assets	$507,328,402

Net Asset Value Per Share:

Class A ($208,470,061 ÷ 61,259,358 shares)	$ 3.40	Class D	($85,220,664 ÷ 24,946,034 shares)	$ 3.42

Class B ($166,924,224 ÷ 48,938,088 shares)	$ 3.41	Class I	($6,707,329 ÷ 1,970,216 shares)	$ 3.40

Class C ($39,234,164 ÷ 11,483,736 shares)	$ 3.42	Class R	($771,960 ÷ 226,691 shares)	$ 3.41

See Notes to Financial Statements.

Statement of Operations
For the Six Months Ended June 30, 2005

Investment Income:

Interest	$22,340,735

Dividends	141,234

Other Income	737,237

Total Investment Income	23,219,206

Expenses:

Distribution and service fees	1,905,338

Management fee	1,763,508

Shareholder account services	830,076

Custody and related services	85,816

Shareholders’ meeting expenses	67,122

Registration	63,628

Shareholder reports and communications	40,255

Auditing and legal fees	29,317

Directors’ fees and expenses	20,386

Miscellaneous	82,173

Total Expenses	4,887,619

Net Investment Income	18,331,587

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments	8,156,851

Net change in unrealized appreciation of investments	(24,699,001)

Net Loss on Investments	(16,542,150)

Increase in Net Assets from Operations	$1,789,437

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005	Year Ended December 31, 2004

Operations:

Net investment income	$18,331,587	$48,594,095

Net realized gain on investments	8,156,851	485,357

Net change in unrealized appreciation of investments	(24,699,001)	(9,176,202)

Increase in Net Assets from Operations	1,789,437	39,903,250

Distributions to Shareholders:

Net investment income:

Class A	(7,430,844)	(17,359,276)

Class B	(6,277,802)	(19,048,076)

Class C	(1,396,197)	(3,778,097)

Class D	(2,959,025)	(7,890,350)

Class I	(245,102)	(481,679)

Class R	(22,617)	(36,617)

Total	(18,331,587)	(48,594,095)

Dividends in excess of net investment income:

Class A	(352,999)	(402,543)

Class B	(298,223)	(441,705)

Class C	(66,326)	(87,610)

Class D	(140,567)	(182,968)

Class I	(11,643)	(11,169)

Class R	(1,074)	(849)

Total	(870,832)	(1,126,844)

Decrease in Net Assets from Distributions	(19,202,419)	(49,720,939)

Capital Share Transactions:

Net proceeds from sales of shares	14,101,832	37,308,067

Investment of dividends	10,043,428	25,652,341

Exchanged from associated funds	13,009,326	32,527,537

Total	37,154,586	95,487,945

Cost of shares repurchased	(95,846,761)	(195,607,794)

Exchanged into associated funds	(22,980,402)	(45,731,586)

Total	(118,827,163)	(241,339,380)

Decrease in Net Assets from Capital Share Transactions	(81,672,577)	(145,851,435)

Decrease in Net Assets	(99,085,559)	(155,669,124)

Net Assets:

Beginning of period	606,413,961	762,083,085

End of Period (includes dividends in excess of net investment income of $2,183,632 and $1,312,800, respectively)	$507,328,402	$606,413,961

See Notes to Financial Statements.

Notes to Financial Statements

1.	Multiple Classes of Shares — Seligman High-Yield Bond Series (the “Fund”) is a series of Seligman High Income Fund Series (the “Series”). The Fund offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market are valued by independent pricing services based on bid prices, which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available or (are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures

Notes to Financial Statements

approved by the Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.

Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis. The Fund amortizes discount and premium on portfolio securities for financial reporting purposes.

d.

Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

e.

Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2005, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

	f.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on ex-dividend dates.

3.

Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all trustees of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.65% per annum of the first $1 billion of the Fund’s average daily net assets and 0.55% per annum of the Fund’s average daily net assets in excess of $1 billion. The management fee reflected in the Statement of Operations represents 0.65% per annum of the Fund’s average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares, and an affiliate of the Manager, received concessions of $5,462 from sales of Class A shares. Commissions of $38,361 and $8,073 were paid to dealers from sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2005, fees incurred under the Plan aggregated $259,537 or 0.25% per annum of the average daily net assets of Class A shares.

Notes to Financial Statements

Under the Plan, with respect to Class B shares, Class C shares, Class D shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D, and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor, for the six months ended June 30, 2005, amounted to $1,375.

For the six months ended June 30, 2005, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, and 0.50% per annum of average daily net assets of Class R shares, amounted to $971,044, $216,011, $457,098, and $1,648, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A , Class C, Class D and Class R shares. For the six months ended June 30, 2005, such charges amounted to $34,876. The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of beneficial interest of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2005, Seligman Services, Inc. received commissions of $2,739 from the sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $10,982, pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $830,076 for shareholder account services in accordance with a methodology approved by the Fund’s trustees. Class I shares receive more limited shareholder services than the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2005, the Series’ potential obligation under the Guaranties is $396,900. As of June 30, 2005, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. The Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Notes to Financial Statements

Certain officers and trustees of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in trustees’ fees and expenses, and the accumulated balance thereof at June 30, 2005, of $27,587 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

4.

Committed Line of Credit — The Fund is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The trustees have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2006, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2005, the Fund did not borrow from the credit facility.

5.

Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2005, amounted to $166,725,657 and $255,372,707, respectively.

6.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended June 30, 2005 and will vary from the final tax information as of the Fund’s year-end.

At June 30, 2005, the cost of investments for federal income tax purposes was $489,690,403. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales in the amount of $56,000 and the amortization of premium for financial reporting purposes of $2,113,111.

At June 30, 2005, the tax basis components of accumulated losses were as follows:

Gross unrealized appreciation of portfolio securities	$20,825,140

Gross unrealized depreciation of portfolio securities	(4,332,552)

Net unrealized appreciation of portfolio securities	16,492,588

Capital loss carryforwards	(1,458,558,386)

Current period net realized gains	6,589,926

Undistributed income	1,194,615

Total accumulated losses	$(1,434,281,257)

Notes to Financial Statements

At December 31, 2004, the Fund had net capital loss carryforwards for federal income tax purposes of $1,458,558,386, which are available for offset against future taxable net capital gains, with $88,447,879 expiring in 2007, $255,659,981 expiring in 2008, $668,622,539 expiring in 2009, $444,283,739 expiring in 2010, and $1,544,248 expiring in 2012. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

For the six months ended June 30, 2005 and the year ended December 31, 2004, the tax characterization of distributions to shareholders was the same as for financial reporting purposes.

7.

Transactions in Shares of Beneficial Interest — The Fund has authorized unlimited shares of $0.001 par value Shares of Beneficial Interest. Transactions in Shares of Beneficial Interest were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	3,018,993	$10,224,957	6,970,061	$24,300,202

Investment of dividends	1,183,051	4,050,349	2,679,139	9,278,265

Exchanged from associated funds	2,561,563	8,638,065	6,850,834	23,699,984

Converted from Class B*	5,440,370	18,667,648	5,156,128	17,770,888

Total	12,203,977	41,581,019	21,656,162	75,049,339

Cost of shares repurchased	(10,109,624)	(34,620,023)	(20,375,894)	(70,767,341)

Exchanged into associated funds	(4,346,262)	(14,946,699)	(7,964,360)	(27,599,893)

Total	(14,455,886)	(49,566,722)	(28,340,254)	(98,367,234)

Decrease	(2,251,909)	$(7,985,703)	(6,684,092)	$(23,317,895)

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	194,383	$668,893	981,042	$3,427,329

Investment of dividends	883,493	3,029,289	2,586,426	8,978,336

Exchanged from associated funds	579,352	2,005,461	1,482,105	5,149,932

Total	1,657,228	5,703,643	5,049,573	17,555,597

Cost of shares repurchased	(10,723,578)	(36,854,142)	(21,273,936)	(73,910,560)

Exchanged into associated funds	(1,469,625)	(5,070,293)	(3,576,498)	(12,429,316)

Converted to Class A*	(5,419,394)	(18,641,510)	(5,137,476)	(17,747,493)

Total	(17,612,597)	(60,565,945)	(29,987,910)	(104,087,369)

Decrease	(15,955,369)	$(54,862,302)	(24,938,337)	$(86,531,772)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	343,246	$1,182,870	1,158,719	$4,083,443

Investment of dividends	241,140	828,069	626,767	2,177,803

Exchanged from associated funds	263,835	910,726	350,697	1,225,061

Total	848,221	2,921,665	2,136,183	7,486,307

Cost of shares repurchased	(2,541,498)	(8,724,634)	(4,538,222)	(15,763,557)

Exchanged into associated funds	(454,017)	(1,544,316)	(795,234)	(2,769,302)

Total	(2,995,515)	(10,268,950)	(5,333,456)	(18,532,859)

Decrease	(2,147,294)	$(7,347,285)	(3,197,273)	$(11,046,552)

See footnote on page 23.

Notes to Financial Statements

	Six Months Ended June 30, 2005		Year Ended December 31, 2004

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	410,432	$1,416,978	883,302	$3,072,468

Investment of dividends	540,305	1,854,882	1,350,531	4,693,220

Exchanged from associated funds	420,974	1,455,074	687,056	2,410,932

Total	1,371,711	4,726,934	2,920,889	10,176,620

Cost of shares repurchased	(4,435,944)	(15,258,865)	(9,776,462)	(34,014,496)

Exchanged into associated funds	(417,603)	(1,418,999)	(847,479)	(2,933,075)

Total	(4,853,547)	(16,677,864)	(10,623,941)	(36,947,571)

Decrease	(3,481,836)	$(11,950,930)	(7,703,052)	$(26,770,951)

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	94,370	$322,722	481,981	$1,683,385

Investment of dividends	75,248	257,191	141,815	490,350

Total	169,618	579,913	623,796	2,173,735

Cost of shares repurchased	(51,389)	(176,750)	(315,154)	(1,074,498)

Increase	118,229	$403,163	308,642	$1,099,237

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	75,444	$259,274	205,237	$717,845

Investment of dividends	6,923	23,648	10,004	34,367

Exchanged from associated funds	—	—	11,894	41,628

Total	82,367	282,922	227,135	793,840

Cost of shares repurchased	(60,896)	(212,347)	(22,356)	(77,342)

Exchanged into associated funds	(27)	(95)	—	—

Total	(60,923)	(212,442)	—	—

Increase	21,444	$70,480	204,779	$716,498

* Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date. The amount of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the conversion from Class B amount.

8.

Other Matters — The Manager conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”) and the Attorney General of the State of New York also are reviewing these matters.

The Manager also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice

Notes to Financial Statements

entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Trustees of the Seligman Funds. In order to resolve matters with the Independent Trustees relating to the four arrangements that permitted frequent trading, which did not adversely affect Seligman High-Yield Bond Series, in May 2004, the Manager made payments to three funds and agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Trustees with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares. Seligman High-Yield Bond Series generally does not pay brokerage commissions and thus did not receive any payment from the Manager.

Financial Highlights

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share of Beneficial Interest of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total Return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Class A

	Six Months Ended 6/30/05	Year Ended December 31,

		2004		2003	2002	2001ø	2000

Per Share Data:

Net Asset Value, Beginning of Period	$3.51	$3.55		$3.16	$3.69	$4.99	$6.26

Income (Loss) from Investment Operations:

Net investment income	0.12	0.27		0.26	0.28	0.47	0.64

Net realized and unrealized gain (loss) on investments	(0.10)	(0.04)		0.40	(0.47)	(1.21)	(1.21)

Total from Investment Operations	0.02	0.23		0.66	(0.19)	(0.74)	(0.57)

Less Distributions:

Dividends from net investment income	(0.12)	(0.27)		(0.26)	(0.28)	(0.47)	(0.64)

Dividends in excess of net investment income	(0.01)	—	øø	(0.01)	—	—	(0.02)

Return of capital	—	—		—	(0.06)	(0.09)	(0.04)

Total Distributions	(0.13)	(0.27)		(0.27)	(0.34)	(0.56)	(0.70)

Net Asset Value, End of Period	$3.40	$3.51		$3.55	$3.16	$3.69	$4.99

Total Return	0.55%	7.03%		21.84%	(5.35)%	(15.91)%	(10.02)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$208,470	$222,827		$248,869	$254,191	$360,394	$584,944

Ratio of expenses to average net assets	1.35%†	1.28%		1.30%	1.31%	1.16%	1.09%

Ratio of net investment income to average net assets	7.21%†	7.78%		7.88%	8.53%	10.61%	11.08%

Portfolio turnover rate	31.52%	53.38%		141.00%	117.82%	53.04%	27.45%

See footnotes on page 30.

Financial Highlights

Class B

	Six Months Ended 6/30/05	Year Ended December 31,

		2004	2003	2002	2001ø	2000

Per Share Data:

Net Asset Value, Beginning of Period	$3.52	$3.55	$3.17	$3.70	$5.00	$6.26

Income (Loss) from Investment Operations:

Net investment income	0.11	0.24	0.24	0.26	0.43	0.59

Net realized and unrealized gain (loss) on investments	(0.10)	(0.02)	0.39	(0.48)	(1.21)	(1.20)

Total from Investment Operations	0.01	0.22	0.63	(0.22)	(0.78)	(0.61)

Less Distributions:

Dividends from net investment income	(0.11)	(0.24)	(0.24)	(0.25)	(0.43)	(0.59)

Dividends in excess of net investment income	(0.01)	(0.01)	(0.01)	—	—	(0.02)

Return of capital	—	—	—	(0.06)	(0.09)	(0.04)

Total Distributions	(0.12)	(0.25)	(0.25)	(0.31)	(0.52)	(0.65)

Net Asset Value, End of Period	$3.41	$3.52	$3.55	$3.17	$3.70	$5.00

Total Return	0.19%	6.53%	20.64%	(6.07)%	(16.58)%	(10.66)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$166,924	$228,229	$319,267	$326,688	$483,041	$723,751

Ratio of expenses to average net assets	2.10%†	2.03%	2.05%	2.06%	1.91%	1.84%

Ratio of net investment income to average net assets	6.46%†	7.03%	7.13%	7.78%	9.86%	10.33%

Portfolio turnover rate	31.52%	53.38%	141.00%	117.82%	53.04%	27.45%

See footnotes on page 30.

Financial Highlights

Class C

	Six Months Ended 6/30/05	Year Ended December 31,

		2004	2003	2002	2001ø	2000

Per Share Data:

Net Asset Value, Beginning of Period	$3.52	$3.56	$3.17	$3.70	$5.00	$6.27

Income (Loss) from Investment Operations:

Net investment income	0.11	0.24	0.24	0.26	0.43	0.59

Net realized and unrealized gain (loss) on investments	(0.09)	(0.03)	0.40	(0.48)	(1.21)	(1.21)

Total from Investment Operations	0.02	(0.21)	0.64	(0.22)	(0.78)	(0.62)

Less Distributions:

Dividends from net investment income	(0.11)	(0.24)	(0.24)	(0.25)	(0.43)	(0.59)

Dividends in excess of net investment income	(0.01)	(0.01)	(0.01)	—	—	(0.02)

Return of capital	—	—	—	(0.06)	(0.09)	(0.04)

Total Distributions	(0.12)	(0.25)	(0.25)	(0.31)	(0.52)	(0.65)

Net Asset Value, End of Period	$3.42	$3.52	$3.56	$3.17	$3.70	$5.00

Total Return	0.48%	6.22%	20.98%	(6.08)%	(16.59)%	(10.81)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$39,234	$48,012	$59,892	$52,709	$78,721	$87,204

Ratio of expenses to average net assets	2.10%†	2.03%	2.05%	2.06%	1.91%	1.84%

Ratio of net investment income to average net assets	6.46%†	7.03%	7.13%	7.78%	9.86%	10.33%

Portfolio turnover rate	31.52%	53.38%	141.00%	117.82%	53.04%	27.45%

See footnotes on page 30.

Financial Highlights

Class D

	Six Months Ended 6/30/05	Year Ended December 31,

		2004	2003	2002	2001ø	2000

Per Share Data:

Net Asset Value, Beginning of Period	$3.52	$3.56	$3.17	$3.70	$5.00	$6.27

Income (Loss) from Investment Operations:

Net investment income	0.11	0.24	0.24	0.26	0.43	0.59

Net realized and unrealized gain (loss) on investments	(0.09)	(0.03)	0.40	(0.48)	(1.21)	(1.21)

Total from Investment Operations	0.02	0.21	0.64	(0.22)	(0.78)	(0.62)

Less Distributions:

Dividends from net investment income	(0.11)	(0.24)	(0.24)	(0.25)	(0.43)	(0.59)

Dividends in excess of net investment income	(0.01)	(0.01)	(0.01)	—	—	(0.02)

Return of capital	—	—	—	(0.06)	(0.09)	(0.04)

Total Distributions	(0.12)	(0.25)	(0.25)	(0.31)	(0.52)	(0.65)

Net Asset Value, End of period	$3.42	$3.52	$3.56	$3.17	$3.70	$5.00

Total Return	0.48%	6.22%	20.98%	(6.08)%	(16.59)%	(10.81)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$85,221	$100,125	$128,582	$135,595	$217,133	$369,286

Ratio of expenses to average net assets	2.10%†	2.03%	2.05%	2.06%	1.91%	1.84%

Ratio of net investment income to average net assets	6.46%†	7.03%	7.13%	7.78%	9.86%	10.33%

Portfolio turnover rate	31.52%	53.38%	141.00%	117.82%	53.04%	27.45%

See footnotes on page 30.

Financial Highlights

Class I

	Six Months Ended 6/30/05		Year Ended December 31,				11/30/01* to 12/31/01ø

			2004		2003	2002

Per Share Data:

Net Asset Value, Beginning of Period	$3.51		$3.55		$3.16	$3.69	$3.77

Income (Loss) from Investment Operations:

Net investment income	0.13		0.29		0.28	0.29	0.02

Net realized and unrealized gain (loss) on investments	(0.11)		(0.04)		0.40	(0.47)	(0.05)

Total from Investment Operations	0.02		0.25		0.68	(0.18)	(0.03)

Less Distributions:

Dividends from net investment income	(0.13)		(0.29)		(0.28)	(0.29)	(0.01)

Dividends in excess of net investment income	—	øø	—	øø	(0.01)	—	—

Return of capital	—		—		—	(0.06)	(0.04)

Total Distributions	(0.13)		(0.29)		(0.29)	(0.35)	(0.05)

Net Asset Value, End of Period	$3.40		$3.51		$3.55	$3.16	$3.69

Total Return	1.06%		7.46%		22.38%	(5.02)%	(0.91)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,707		$6,500		$5,472	$3,085	$53

Ratio of expenses to average net assets	1.00	%†	0.85%		0.95%	0.93%	0.78%†

Ratio of net investment income to average net assets	7.56	%†	8.21%		8.23%	8.91%	11.48%†

Portfolio turnover rate	31.52%		53.38%		141.00%	117.82%	53.04%**

Without expense reimbursement:‡‡

Ratio of expenses to average net assets	—		—		—	0.98%	1.43%†

Ratio of net investment income to average net assets	—		—		—	8.86%	10.83%†

See footnotes on page 30.

Financial Highlights

Class R

	Six Months		Year	4/30/03*
	Ended		Ended	to
	6/30/05		12/31/04	12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$3.51		$3.55	$3.37

Income (Loss) from Investment Operations:

Net investment income	0.12		0.25	0.17

Net realized and unrealized gain (loss) on investments	(0.10)		(0.02)	0.19

Total from Investment Operations	0.02		0.23	0.36

Less Distributions:

Dividends from net investment income	(0.12)		(0.25)	(0.17)

Dividends in excess of net investment income	—	øø	(0.02)	(0.01)

Total Distributions	(0.12)		(0.27)	(0.18)

Net Asset Value, End of Period	$3.41		$3.51	$3.55

Total Return	0.72%		6.76%	10.99%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$772		$720	$2

Ratio of expenses to average net assets	1.61	%†	1.53%	1.56%†

Ratio of net investment income to average net assets	6.95	%†	7.53%	7.64%†

Portfolio turnover rate	31.52%		53.38%	141.00%‡

†	Annualized.
*	Commencement of offering of shares.
**	For the year ended December 31, 2001.
‡	For the year ended December 31, 2003.
‡‡	The Manager, at its discretion, reimbursed certain expenses of Class I shares.
ø

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.01 for Classes A, B, C and D, decrease net realized and unrealized loss on investments per share by $0.01 for Classes A, B, C and D, and decrease the ratios of net investment income to average net assets from 10.77% to 10.61% for Class A, from 10.02% to 9.86% for Classes B, C, and D, and from 11.53% to 11.48% for Class I. The effect of this change per share for Class I was less than $0.01. The ratios for periods prior to January 1, 2001, have not been restated.

øø	Less than + or - $0.01

See Notes to Financial Statements.

Report of Independent Registered
Public Accounting Firm

The Trustees and Shareholders,
Seligman High-Yield Bond Series of
Seligman High Income Fund Series:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seligman High-Yield Bond Series, one of the funds constituting Seligman High Income Fund Series (the “Fund”) as of June 30, 2005, and the related statements of operations for the six months then ended, the statements of changes in net assets for the six months then ended and for the year ended December 31, 2004, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Seligman High-Yield Bond Series of Seligman High Income Fund Series as of June 30, 2005, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended December 31, 2004, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
August 24, 2005

Trustees

Robert B. Catell 2, 3		Leroy C. Richie 1, 3

•	Chairman, Chief Executive Officer and Director, KeySpan Corporation	•	Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.

		•	Director, Kerr-McGee Corporation
John R. Galvin 1, 3
Robert L. Shafer 2, 3
•	Dean Emeritus,
	Fletcher School of Law and Diplomacy at Tufts University	•	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

Alice S. Ilchman 2, 3		James N. Whitson 1, 3

•	President Emerita, Sarah Lawrence College	•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
•	Director, Jeannette K. Watson Summer Fellowship
•	Trustee, Committee for Economic Development	•	Director, CommScope, Inc.

Frank A. McPherson 2, 3		Brian T. Zino

•	Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee	•	Director and President, J. & W. Seligman & Co. Incorporated
	Corporation	•	Chairman, Seligman Data Corp.
•	Director, ConocoPhillips	•	Director, ICI Mutual Insurance Company
•	Director, Integris Health	•	Member of the Board of Governors, Investment Company Institute

Betsy S. Michel 1, 3

•	Trustee, The Geraldine R. Dodge Foundation	Member:	1 Audit Committee
2 Trustee Nominating Committee
William C. Morris			3 Board Operations Committee

•	Chairman, J. & W. Seligman & Co. Incorporated
•	Chairman, Carbo Ceramics Inc.

Executive Officers

William C. Morris	Thomas G. Rose

Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel

President and Chief Executive Officer	Vice President and Treasurer

Eleanor T.M. Hoagland	Frank J. Nasta

Vice President and Chief Compliance Officer	Secretary

J. Eric Misenheimer

Vice President

Additional Fund
Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov. In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.2

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman High-Yield Bond Series, which contains information about the investment objectives, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing. The prospectus, which contains information about these factors, should be read carefully before investing or sending money.

[1]

The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

[2]	Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

TXHY3 6/05

Seligman
U.S. Government Securities Series

Mid-Year Report
June 30, 2005

Seeking High Current
Income by Investing in
US Government Securities

Seligman

141 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 141 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm's commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Performance and
Portfolio Overview	2

Understanding and
Comparing Your
Fund’s Expenses	5

Portfolio of Investments	6

Statement of
Assets and Liabilities	7

Statement of Operations	8

Statements of
Changes in Net Assets	9

Notes to Financial
Statements	10

Financial Highlights	16

Trustees and Executive
Officers	21

Additional Fund
Information	back
cover

To The Shareholders

Your mid-year report for Seligman U.S. Government Securities Series follows this letter. The report contains the Fund’s investment results and financial statements, including a portfolio of investments.

For the six months ended June 30, 2005, the Fund delivered a total return of 1.43% based on the net asset value of Class A shares. During the same time period, the Fund’s peers, as measured by the Lipper General US Government Funds Average, returned 2.73%, and the Lehman Brothers Government Bond Index returned 2.93% .

A special meeting of shareholders has been scheduled for September 27, 2005. The proposals to be considered at such meeting are described in a proxy statement that has been mailed to all shareholders of record as of July 5, 2005.

We thank you for your continued support of Seligman U.S. Government Securities Series and look forward to serving your investment needs for many years to come.

By Order of the Trustees,

William C. Morris
Chairman

Brian T. Zino
President

August 16, 2005

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450	Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777	Retirement Plan
100 Park Avenue	New York, NY 10017		Services
New York, NY 10017		(212) 682-7600	Outside the
United States
General Distributor	General Counsel	(800) 622-4597	24-Hour Automated
Seligman Advisors, Inc.	Sullivan & Cromwell LLP		Telephone Access
100 Park Avenue			Service
New York, NY 10017

1

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of Seligman U.S. Government Securities Series (the “Fund”) and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month end will be available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. The return from inception for Class B shares reflects automatic conversion to Class A shares approximately eight years after inception date. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase.

__________
1 The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

2

Performance and Portfolio Overview

Investment Results

Total Returns

For Periods Ended June 30, 2005

				Average Annual

					Class B		Class C	Class R
					Since		Since	Since
	Six	One	Five	Ten	Inception		Inception	Inception
	Months*	Year	Years	Years	1/1/97		5/27/99	4/30/03

Class A

With Sales Charge	(3.34)%	(1.49)%	4.39%	4.57%	n/a		n/a	n/a

Without Sales Charge	1.43	3.38	5.42	5.08	n/a		n/a	n/a

Class B

With CDSC†	(3.94)	(2.39)	4.29	n/a	n/a		n/a	n/a

Without CDSC	1.05	2.61	4.63	n/a	4.41	%‡	n/a	n/a

Class C

With Sales Charge and CDSC††	(0.78)	0.76	4.41	n/a	n/a		4.00%	n/a

Without Sales Charge and CDSC	1.19	2.76	4.63	n/a	n/a		4.18	n/a

Class D

With 1% CDSC	0.19	1.76	n/a	n/a	n/a		n/a	n/a

Without CDSC	1.19	2.76	4.63	4.30	n/a		n/a	n/a

Class R

With 1% CDSC	0.44	2.06	n/a	n/a	n/a		n/a	n/a

Without CDSC	1.44	3.06	n/a	n/a	n/a		n/a	1.02%

Lehman Brothers
Government Bond Index**	2.93	6.65	7.06	6.63	6.71	#	6.58	3.34

Lipper General US
Government Funds Average**	2.73	6.51	6.19	5.71	5.74	##	5.57	2.79

See footnotes on page 4.

3

Performance and Portfolio Overview

Net Asset Value Per Share				Dividends Per Share and Yield Information
	6/30/05	12/31/04	6/30/04	For the Six Months Ended June 30, 2005

				Dividends Paidø	SEC 30-Day Yieldsøø

Class A	$7.09	$7.10	$7.07	$0.110	2.89%

Class B	7.11	7.12	7.09	$0.084	2.29

Class C	7.11	7.11	7.08	$0.084	2.28

Class D	7.11	7.11	7.08	$0.084	2.30

Class R	7.10	7.10	7.08	$0.101	2.76

Weighted Average Maturity 20.3 years

*	Returns for periods of less than one year are not annualized.

**	The Lehman Brothers Government Bond Index (the “Lehman Index”) and the Lipper General US Government Funds Average (the “Lipper Average”) are unmanaged benchmarks that assume reinvestment of dividends and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lipper Average includes funds that invest at least 65% of its assets in US government and government agency issues. The Lehman Index is a benchmark index made up of the Treasury Bond Index and the Agency Bond Index as well as the 1-3 Year Government Index and 20+ Year Treasury Index. Investors cannot invest directly in an average or an index.

†	The CDSC is 5% for periods of one year or less, and 2% for the five-year period.

††	The CDSC is 1% for periods up to 18 months.

‡	Returns from inception for Class B shares reflects automatic conversion to Class A shares approximately eight years after inception date.

ø	Represents per share amount paid or declared for the six months ended June 30, 2005.

øø	Current yield, representing the annualized yield for the 30-day period ended June 30, 2005, has been computed in accor- dance with SEC regulations and will vary.

#	From December 31, 1996

##	From January 2, 1997

An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency.

Composition of Net Assets

June 30, 2005

	Percent of Portfolio

	6/30/05	12/31/04

US Treasury	20.9	6.8

Other US Full Faith and Credit Obligations	72.6	83.2

Agency Obligations	5.7	6.6

Short-Term Holding and Other Assets Less Liabilities	0.8	3.4

Total	100.0	100.0

4

Understanding and Comparing Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2005 and held for the entire six-month period ended June 30, 2005.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

	Beginning		Ending		Ending
	Account	Annualized	Account	Expenses Paid	Account	Expenses Paid
	Value	Expense	Value	During Period**	Value	During Period**
	1/1/05	Ratio*	6/30/05	1/1/05 to 6/30/05	6/30/05	1/1/05 to 6/30/05

Class A	$1,000.00	1.41%	$1,014.30	$ 7.04	$1,017.80	$ 7.05

Class B	1,000.00	2.16	1,010.50	10.77	1,014.08	10.79

Class C	1,000.00	2.16	1,011.90	10.77	1,014.08	10.79

Class D	1,000.00	2.16	1,011.90	10.77	1,014.08	10.79

Class R	1,000.00	1.67	1,014.40	8.34	1,016.51	8.35

*	Expenses of Class B, Class C, Class D and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges.

**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2005 to June 30, 2005, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

5

Portfolio of Investments (unaudited)

June 30, 2005

	Principal
	Amount	Value
US Full Faith and Credit Obligations 93.5%

US Treasury Notes:

3.625%, 1/15/2010	$ 4,270,000	$ 4,251,152

4.25%, 11/15/2014	13,755,000	14,082,231

Ginnie Mae:

4%, 1/20/2034	1,776,275	1,750,508

5%, 1/20/2014	2,600,805	2,650,732

5%, 4/16/2018	3,759,544	3,838,888

5%, 5/20/2025	3,350,000	3,358,820

4%, 12/16/2028	3,137,784	3,119,808

5%, 5/20/2029	500,000	505,809

5%, 5/20/2029	7,258,612	7,325,697

5%, 7/20/2032	3,400,000	3,431,751

5%, 7/20/2032	16,000,000	16,093,144

3.625%, 4/16/2033	4,334,574	4,165,549

5.5%, 10/20/2033	5,000,000	5,142,106

5.5%, 2/20/2033	4,270,013	4,434,922

4.5%, 5/20/2034	2,417,034	2,430,589

Small Business Administration 5.199%, 8/1/2012	1,691,828	1,735,749

US Government Guaranteed Title XI (Vessel Management)
6.75%, 7/15/2025	1,640,000	1,906,062

US Trade Funding 4.26%, 11/15/2014	1,737,367	1,743,516

Total US Full Faith and Credit Obligations (Cost $81,696,831)		81,967,033

Agency Obligations 5.7%

Fannie Mae 4.5%, 1/25/2032	4,900,000	4,836,090

Freddie Mac 6%, 11/1/2010*	190,713	198,426

Total Agency Obligations (Cost $4,916,802)		5,034,516

Repurchase Agreement 1.0%

State Street Corporation 2.65%, dated 6/30/2005 maturing
7/1/2005 in the amount of $851,000, collateralized by $845,000
US Treasury Notes 4.25%, due 8/15/2014, with a fair market
value of $876,688 (Cost $851,000)	851,000	851,000

Total Investments (Cost $87,464,633) 100.2%		87,852,549

Other Assets Less Liabilities (0.2)%		(139,655)

Net Assets 100.0%		$87,712,894

*	Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

See Notes to Financial Statements.

6

Statement of Assets and Liabilities (unaudited)

June 30, 2005

Assets:

Investments, at value:

US full faith and credit obligations (cost $81,696,831)	$81,967,033

Agency obligations (cost $4,916,802)	5,034,516

Short-term investments (cost $851,000)	851,000

Total investments (cost $87,464,633)	87,852,549

Receivable for interest	456,859

Receivable for shares of Beneficial Interest sold	49,531

Expenses prepaid to shareholder service agent	20,258

Other	1,979

Total Assets	88,381,176

Liabilities:

Bank overdraft	157

Payable for shares of Beneficial Interest repurchased	462,921

Dividends payable	81,231

Distribution and service fees payable	42,906

Management fee payable	36,311

Accrued expenses and other	44,756

Total Liabilities	668,282

Net Assets	$87,712,894

Composition of Net Assets:

Shares of Beneficial Interest, at par ($0.001 par value; unlimited shares authorized;
12,355,524 shares outstanding):

Class A	$ 6,764

Class B	2,675

Class C	1,115

Class D	1,718

Class R	84

Additional paid-in capital	94,391,145

Dividends in excess of net investment income	(132,547)

Accumulated net realized loss	(6,945,976)

Net unrealized appreciation of investments	387,916

Net Assets	$87,712,894

Net Asset Value Per Share:

Class A ($47,974,880 ÷ 6,764,101 shares)	$7.09

Class B ($19,012,869 ÷ 2,674,787 shares)	$7.11

Class C ($7,920,126 ÷ 1,114,552 shares)	$7.11

Class D ($12,205,855 ÷ 1,717,669 shares)	$7.11

Class R ($599,164 ÷ 84,415 shares)	$7.10

See Notes to Financial Statements.

7

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2005
Investment Income:

Interest	$1,957,600

Expenses:

Distribution and service fees	273,244

Management fee	225,894

Shareholder account services	195,031

Custody and related services	50,035

Auditing and legal fees	19,055

Shareholder reports and communications	10,149

Registration	8,876

Directors’ fees and expenses	6,246

Miscellaneous	7,662

Total Expenses	796,192

Net Investment Income	1,161,408

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized loss on investments	(553,200)

Net change in unrealized depreciation of investments	513,271

Net Loss on Investments	(39,929)

Increase in Net Assets from Operations	$1,121,479

See Notes to Financial Statements.

8

Statements of Changes in Net Assets
(unaudited)
	Six Months Ended	Year Ended
	June 30, 2005	December 31, 2004

Operations:

Net investment income	$ 1,161,408	$ 2,496,531

Net realized loss on investments	(553,200)	(2,198,295)

Net change in unrealized depreciation of investments	513,271	437,869

Increase in Net Assets from Operations	1,121,479	736,105

Distribution to Shareholders:

Net investment income:

Class A	(685,566)	(1,387,965)

Class B	(234,924)	(600,395)

Class C	(97,242)	(250,925)

Class D	(137,006)	(249,344)

Class R	(6,670)	(7,902)

Total	(1,161,408)	(2,496,531)

Dividends in excess of net investment income:

Class A	(48,372)	(159,849)

Class B	(16,576)	(69,146)

Class C	(6,861)	(28,898)

Class D	(9,667)	(28,716)

Class R	(471)	(910)

Total	(81,947)	(287,519)

Decrease in Net Assets from Distributions	(1,243,355)	(2,784,050)

Capital Share Transactions:

Net proceeds from sales of shares	3,748,217	7,388,003

Investment of dividends	1,018,485	2,188,905

Exchanged from associated funds	7,055,958	16,694,284

Total	11,822,660	26,271,192

Cost of shares repurchased	(14,675,976)	(41,135,646)

Exchanged into associated funds	(2,669,861)	(23,578,197)

Total	(17,345,837)	(64,713,843)

Decrease in Net Assets from Capital Share Transactions	(5,523,177)	(38,442,651)

Decrease in Net Assets	(5,645,053)	(40,490,596)

Net Assets:

Beginning of period	93,357,947	133,848,543

End of Period (net of dividends in excess of
net investment income of $132,547 and $50,600, respectively)	$87,712,894	$93,357,947

See Notes to Financial Statements.

9

Notes to Financial Statements (unaudited)

1.	Multiple Classes of Shares — Seligman U.S. Government Securities Series (the “Fund”) is a series of Seligman High Income Fund Series (the “Series”). The Fund offers the following five classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

	a.	Security Valuation — Investments in US Government and Government agency obligations are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the trustees. Securities traded on an exchange are valued at last sales prices or, in their absence and in the case of over-the-counter securities, at the mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

	b.	Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gain.

10

Notes to Financial Statements (unaudited)

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on an accrual basis. The Fund amortizes premiums and discounts on purchases of portfolio securities for financial reporting purposes.

d.	Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the “Manager”). Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

e.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2005, distribution and service fees were the only class-specific expenses.

f.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

3.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.50% per annum of the Fund’s average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $381 from sales of Class A shares. Commissions of $3,308 and $985 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2005, fees incurred under the Plan aggregated $58,810, or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D, and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to

11

Notes to Financial Statements (unaudited)

the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor, for the six months ended June 30, 2005, amounted to $87.

For the six months ended June 30, 2005, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, and 0.50% per annum of average daily net assets of Class R shares amounted to $106,876, $44,133, $62,157, and $1,268, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended June 30, 2005, such charges amounted to $3,763. The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2005, Seligman Services, Inc. received commissions of $631 from the sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $5,384 pursuant to the Plan.

Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $195,031 for shareholder account services in accordance with a methodology approved by the Fund’s trustees.

Costs of Seligman Data Corp. directly attributable to the Fund were charged to the Fund. The remaining charges were allocated to the Fund by Seligman Data Corp. pursuant to a formula based on the Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Series to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2005, the Series’ potential obligation under the Guaranties is $396,900. As of June 30, 2005, no event has occurred which would result in the Series becoming liable to make any payment under a Guaranty. The Fund would bear a portion of any payments made by the Series under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and trustees of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in trustees’ fees and expenses and the accumulated balance thereof at June 30, 2005, of $12,811 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

12

Notes to Financial Statements (unaudited)

4.	Committed Line of Credit — The Fund is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The trustees have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2006, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2005, the Fund did not borrow from the credit facility.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2005, amounted to $91,199,961 and $94,283,117, respectively.

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended June 30, 2005 and will vary from the final tax information as of the Fund’s year end.

At June 30, 2005, the cost of investments for federal income tax purposes was $87,490,080. The tax basis cost was greater than the cost for financial reporting purposes due to the amortization of premium for financial reporting purposes of $25,447.

At June 30, 2005, the tax basis components of accumulated losses were as follows:

Gross unrealized appreciation of portfolio securities	$ 699,118

Gross unrealized depreciation of portfolio securities	(336,649)

Net unrealized appreciation of portfolio securities	362,469

Capital loss carryforward	(6,090,424)

Current period net realized loss	(962,652)

Total accumulated losses	$(6,690,607)

At December 31, 2004, the Fund had a net capital loss carryforward for federal income tax purposes of $6,090,424, which is available for offset against future taxable net capital gains, with $522,463 expiring in 2005, $1,359,544 expiring in 2007, $1,438,163 expiring in 2008 and $2,770,254 expiring in 2012. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward.

13

Notes to Financial Statements (unaudited)

7.	Transactions in Shares of Beneficial Interest — The Fund has authorized unlimited shares of $0.001 par value Shares of Beneficial Interest. Transactions in Shares of Beneficial Interest were as follows:

	Six Months Ended		Year Ended
	June 30, 2005		December 31, 2004

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	307,806	$2,171,924	626,724	$4,501,534

Investment of dividends	85,996	607,475	173,268	1,244,369

Exchanged from associated funds	409,786	2,897,394	1,708,703	12,328,090

Converted from Class B*	192,583	1,357,045	202,247	1,440,730

Total	996,171	7,033,838	2,710,942	19,514,723

Cost of shares repurchased	(821,468)	(5,803,124)	(2,175,736)	(15,651,488)

Exchanged into associated funds	(108,229)	(765,916)	(2,087,961)	(15,016,179)

Total	(929,697)	(6,569,040)	(4,263,697)	(30,667,667)

Increase (decrease)	66,474	$464,798	(1,552,755)	$(11,152,944)

Class B

Net proceeds from sales of shares	33,316	$235,853	73,811	$533,094

Investment of dividends	26,447	187,238	66,905	482,170

Exchanged from associated funds	157,012	1,111,624	235,238	1,695,274

Total	216,775	1,534,715	375,954	2,710,538

Cost of shares repurchased	(607,764)	(4,295,183)	(1,746,161)	(12,527,793)

Exchanged into associated funds	(121,499)	(860,185)	(658,913)	(4,754,738)

Converted to Class A*	(192,053)	(1,356,552)	(201,759)	(1,440,139)

Total	(921,316)	(6,511,920)	(2,606,833)	(18,722,670)

Decrease	(704,541)	$(4,977,205)	(2,230,879)	$(16,012,132)

Class C

Net proceeds from sales of shares	32,769	$231,671	66,731	$483,662

Investment of dividends	11,869	83,969	29,734	214,298

Exchanged from associated funds	21,827	154,709	131,313	941,842

Total	66,465	470,349	227,778	1,639,802

Cost of shares repurchased	(286,280)	(2,029,449)	(1,215,884)	(8,753,403)

Exchanged into associated funds	(38,305)	(271,587)	(225,660)	(1,627,979)

Total	(324,585)	(2,301,036)	(1,441,544)	(10,381,382)

Decrease	(258,120)	$(1,830,687)	(1,213,766)	$(8,741,580)

Class D

Net proceeds from sales of shares	129,105	$913,392	195,546	$1,404,763

Investment of dividends	18,760	132,709	33,323	239,801

Exchanged from associated funds	406,288	2,873,868	236,920	1,717,005

Total	554,153	3,919,969	465,789	3,361,569

Cost of shares repurchased	(351,845)	(2,487,694)	(580,541)	(4,167,381)

Exchanged into associated funds	(109,282)	(772,173)	(301,853)	(2,179,301)

Total	(461,127)	(3,259,867)	(882,394)	(6,346,682)

Increase (decrease)	93,026	$660,102	(416,605)	$(2,985,113)

See footnote on page 15.

14

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
	June 30, 2005		December 31, 2004

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	27,525	$194,884	63,771	$464,359

Investment of dividends	1,004	7,094	1,156	8,267

Exchanged from associated funds	2,586	18,363	1,696	12,073

Total	31,115	220,341	66,623	484,699

Cost of shares repurchased	(8,571)	(60,526)	(5,006)	(35,581)

Increase	22,544	$159,815	61,617	$449,118

*	Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date. The amount of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the conversion from Class B amount.

8.	Other Matters — The Manager conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”) and the Attorney General of the State of New York also are reviewing these matters.

The Manager also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were made, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Trustees of the Seligman Funds. In order to resolve matters with the Independent Trustees relating to the four arrangements that permitted frequent trading, which did not adversely affect Seligman U.S. Government Securities Series, in May 2004, the Manager made payments to three funds and agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Trustees with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares. Seligman U.S. Government Securities Series does not pay brokerage commissions and thus did not receive any payment from the Manager.

15

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share of Beneficial Interest of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total Return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Class A

	Six Months		Year Ended December 31,
	Ended
	6/30/05	2004	2003	2002	2001ø	2000

Per Share Data:

Net Asset Value, Beginning of Period	$7.10	$7.23	$7.39	$6.97	$6.91	$6.50

Income (Loss) from Investment
Operations:

Net investment income	0.10	0.19	0.18	0.26	0.32	0.36

Net realized and unrealized gain (loss)
on investments	—	(0.11)	(0.14)	0.45	0.08	0.41

Total from Investment Operations	0.10	0.08	0.04	0.71	0.40	0.77

Less Distributions:

Dividends from net investment income	(0.10)	(0.19)	(0.18)	(0.26)	(0.32)	(0.36)

Dividends in excess of net investment income	(0.01)	(0.02)	(0.02)	(0.03)	(0.02)	—

Total Distributions	(0.11)	(0.21)	(0.20)	(0.29)	(0.34)	(0.36)

Net Asset Value, End of Period	$7.09	$7.10	$7.23	$7.39	$6.97	$6.91

Total Return	1.43%	1.09%	0.55%	10.45%	5.95%	12.26%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$47,975	$47,553	$59,660	$80,556	$81,722	$62,982

Ratio of expenses to average net assets	1.41%†	1.31%	1.27%	1.24%	1.16%	1.21%

Ratio of net investment income to
average net assets	2.92%†	2.66%	2.38%	3.68%	4.59%	5.49%

Portfolio turnover rate	104.68%	133.02%	250.49%	184.24%	66.84%	37.42%

See footnotes on page 20.

16

Financial Highlights (unaudited)

Class B

	Six Months		Year Ended December 31,
	Ended
	6/30/05	2004	2003	2002	2001ø	2000

Per Share Data:

Net Asset Value, Beginning of Period	$7.12	$7.25	$7.40	$6.98	$6.93	$6.51

Income (Loss) from Investment
Operations:

Net investment income	0.08	0.14	0.12	0.21	0.27	0.32

Net realized and unrealized gain (loss)
on investments	(0.01)	(0.11)	(0.13)	0.45	0.07	0.42

Total from Investment Operations	0.07	0.03	(0.01)	0.66	0.34	0.74

Less Distributions:

Dividends from net investment income	(0.08)	(0.14)	(0.12)	(0.21)	(0.27)	(0.32)

Dividends in excess of net investment
income	—	(0.02)	(0.02)	(0.03)	(0.02)	—

Total Distributions	(0.08)	(0.16)	(0.14)	(0.24)	(0.29)	(0.32)

Net Asset Value, End of Period	$7.11	$7.12	$7.25	$7.40	$6.98	$6.93

Total Return	1.05%	0.34%	(0.08)%	9.63%	5.01%	11.59%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$19,013	$24,045	$40,659	$66,563	$44,557	$30,064

Ratio of expenses to average net assets	2.16%†	2.06%	2.03%	1.99%	1.91%	1.96%

Ratio of net investment income to
average net assets	2.17%†	1.91%	1.62%	2.93%	3.84%	4.74%

Portfolio turnover rate	104.68%	133.02%	250.49%	184.24%	66.84%	37.42%

See footnotes on page 20.

17

Financial Highlights (unaudited)

Class C

	Six Months		Year Ended December 31,
	Ended
	6/30/05	2004	2003	2002	2001ø	2000

Per Share Data:

Net Asset Value, Beginning of Period	$7.11	$7.25	$7.40	$6.98	$6.92	$6.51

Income (Loss) from Investment
Operations:

Net investment income	0.08	0.14	0.12	0.21	0.27	0.32

Net realized and unrealized gain (loss)
on investments	—	(0.12)	(0.13)	0.45	0.08	0.41

Total from Investment Operations	0.08	0.02	(0.01)	0.66	0.35	0.73

Less Distributions:

Dividends from net investment income	(0.08)	(0.14)	(0.12)	(0.21)	(0.27)	(0.32)

Dividends in excess of net investment
income	—	(0.02)	(0.02)	(0.03)	(0.02)	—

Total Distributions	(0.08)	(0.16)	(0.14)	(0.24)	(0.29)	(0.32)

Net Asset Value, End of Period	$7.11	$7.11	$7.25	$7.40	$6.98	$6.92

Total Return	1.19%	0.20%	(0.08)%	9.63%	5.16%	11.43%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,920	$9,764	$18,739	$25,488	$15,961	$4,714

Ratio of expenses to average net assets	2.16%†	2.06%	2.03%	1.99%	1.91%	1.96%

Ratio of net investment income to
average net assets	2.17%†	1.91%	1.62%	2.93%	3.84%	4.74%

Portfolio turnover rate	104.68%	133.02%	250.49%	184.24%	66.84%	37.42%

See footnotes on page 20.

18

Financial Highlights (unaudited)

Class D

	Six Months		Year Ended December 31,
	Ended
	6/30/05	2004	2003	2002	2001ø	2000

Per Share Data:

Net Asset Value, Beginning of Period	$7.11	$7.24	$7.40	$6.98	$6.92	$6.51

Income (Loss) from Investment
Operations:

Net investment income	0.08	0.14	0.12	0.21	0.27	0.32

Net realized and unrealized gain (loss)
on investments	—	(0.11)	(0.14)	0.45	0.08	0.41

Total from Investment Operations	0.08	0.03	(0.02)	0.66	0.35	0.73

Less Distributions:

Dividends from net investment income	(0.08)	(0.14)	(0.12)	(0.21)	(0.27)	(0.32)

Dividends in excess of net investment
income	—	(0.02)	(0.02)	(0.03)	(0.02)	—

Total Distributions	(0.08)	(0.16)	(0.14)	(0.24)	(0.29)	(0.32)

Net Asset Value, End of Period	$7.11	$7.11	$7.24	$7.40	$6.98	$6.92

Total Return	1.19%	0.34%	(0.22)%	9.63%	5.16%	11.43%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$12,206	$11,556	$14,789	$23,768	$20,106	$15,138

Ratio of expenses to average net assets	2.16%†	2.06%	2.03%	1.99%	1.91%	1.96%

Ratio of net investment income to
average net assets	2.17%†	1.91%	1.62%	2.93%	3.84%	4.74%

Portfolio turnover rate	104.68%	133.02%	250.49%	184.24%	66.84%	37.42%

See footnotes on page 20.

19

Financial Highlights (unaudited)

Class R

	Six Months Ended	Year Ended	4/30/03* to
	6/30/05	12/31/04	12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$7.10	$7.23	$7.36

Income (Loss) from Investment Operations:

Net investment income	0.09	0.17	0.10

Net realized and unrealized gain (loss)
on investments	0.01	(0.11)	(0.10)

Total from Investment Operations	0.10	0.06	—

Less Distributions

Dividends from net investment income	(0.09)	(0.17)	(0.10)

Dividends in excess of net investment income	(0.01)	(0.02)	(0.03)

Total Distributions	(0.10)	(0.19)	(0.13)

Net Asset Value, End of Period	$7.10	$7.10	$7.23

Total Return	1.44%	0.82%	(0.05)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$599	$440	$2

Ratio of expenses to average net assets	1.67%†	1.56%	1.57%†

Ratio of net investment loss to average net assets	2.66%†	2.41%	2.01%†

Portfolio turnover rate	104.68%	133.02%	250.49%††

*	Commencement of offering of shares.
†	Annualized.
††	For the year ended December 31, 2003.
ø	As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for
Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
December 31, 2001, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain (loss) on investments by $0.02 for each class and decrease the ratios of net investment income to average net assets from 4.83% to 4.59% for Class A, and from 4.08% to 3.84% for Classes B, C, and D. The per share data and ratios for periods prior to January 1, 2001, have not been restated.

See Notes to Financial Statements.

20

Trustees

Robert B. Catell 2, 3

•	Chairman, Chief Executive Officer and Director,
KeySpan Corporation

John R. Galvin 1, 3

•	Dean Emeritus,
Fletcher School of Law and Diplomacy at Tufts
University

Alice S. Ilchman 2, 3

•	President Emerita, Sarah Lawrence College
•	Director, Jeannette K. Watson Summer
Fellowship
•	Trustee, Committee for Economic Development

Frank A. McPherson 2, 3

•	Retired Chairman of the Board and Chief
Executive Officer, Kerr-McGee Corporation
•	Director, ConocoPhillips
•	Director, Integris Health

Betsy S. Michel 1, 3

•	Trustee, The Geraldine R. Dodge Foundation

William C. Morris

•	Chairman, J. & W. Seligman & Co. Incorporated
•	Chairman, Carbo Ceramics Inc.

Leroy C. Richie 1, 3

•	Chairman and Chief Executive Officer,
Q Standards Worldwide, Inc.
•	Director, Kerr-McGee Corporation

Robert L. Shafer 2, 3

•	Ambassador and Permanent Observer of the
Sovereign Military Order of Malta to the United
Nations

James N. Whitson 1, 3

•	Retired Executive Vice President and Chief
Operating Officer, Sammons Enterprises, Inc.
•	Director, CommScope, Inc.

Brian T. Zino

•	Director and President,
J. & W. Seligman & Co. Incorporated
•	Chairman, Seligman Data Corp.
•	Director, ICI Mutual Insurance Company
•	Member of the Board of Governors,
Investment Company Institute

Member:	1 Audit Committee
2 Trustee Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

Eleanor T.M. Hoagland

Vice President and Chief Compliance Officer

Christopher J. Mahony

Vice President

Thomas G. Rose

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Frank J. Nasta

Secretary

21

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov. In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s form N-Q is also made available to shareholders on Seligman’s website at www.seligman. com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.2

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman U.S. Government Securities Series, which contains information about the investment objectives, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing. The prospectus, which contains information about these factors, should be read carefully before investing or sending money.

[1]	The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report of the Fund’s prospectus.

[2]	Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

TXUSG3 6/05

ITEM 2.    CODE OF ETHICS.
                Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.
                Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.
                Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.
                Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.
                Included in Item 1 above.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
           MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
           COMPANY AND AFFILIATED PURCHASERS.
                Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     The Board of Directors of the Registrant has a adopted a Nominating
Committee Charter which provides that the Nominating Committee (the "Committee")
may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Directors of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the

     Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)  The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 12.  EXHIBITS.
 (a)(1)  Not applicable.

 (a)(2)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 (a)(3)  Not applicable.

 (b)     Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN HIGH INCOME FUND SERIES

By:      /S/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 7, 2005

By:      /S/ LAWRENCE P. VOGEL
         Lawrence P. Vogel
         Vice President, Treasurer and Chief Financial Officer

Date:    September 7, 2005

SELIGMAN HIGH INCOME FUND SERIES

EXHIBIT INDEX

     (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment
            Company Act of 1940.

     (b)    Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.